SUPPLEMENT TO THE
SPARTAN(registered trademark) FLORIDA
MUNICIPAL FUNDS
PROSPECTUS
DATED JANUARY 16, 1995
(REVISED FEBRUARY 21, 1995)
T   he following information
replaces the similar information
found in the Charter section
beginning on page 9.
Maureen Newman is manager of
Spartan Florida Municipal
Income, which she has
managed since October 1995.
She also manages Spartan New
Jersey Municipal High Yield,
Michigan Tax-Free High Yield,
and Spartan Connecticut
Municipal High Yield.
Previously, she managed
Spartan Arizona Municipal
Income and Spartan Aggressive
Municipal, and she was a bond
analyst for the fixed-income
department.  Ms. Newman
Joined Fidelity in 1985.

The following information
replaces the similar information
found in the third paragraph
under the heading "Investment
Principles and Risks " on page
10.

Although the fund can invest in
securities of any maturity, it
generally invests in medium and
long-term bonds and maintains a
dollar-weighted average
maturity of 10 years or longer.




SUPPLEMENT TO THE
SPARTAN(registered trademark) FLORIDA
MUNICIPAL FUNDS
PROSPECTUS
DATED JANUARY 16, 1995
(REVISED FEBRUARY 21, 1995)
T   he following information
replaces the similar information
found in the Charter section
beginning on page 9.
Maureen Newman is manager of
Spartan Florida Municipal
Income, which she has
managed since October 1995.
She also manages Spartan New
Jersey Municipal High Yield,
Michigan Tax-Free High Yield,
and Spartan Connecticut
Municipal High Yield.
Previously, she managed
Spartan Arizona Municipal
Income and Spartan Aggressive
Municipal, and she was a bond
analyst for the fixed-income
department.  Ms. Newman
Joined Fidelity in 1985.

The following information
replaces the similar information
found in the third paragraph
under the heading "Investment
Principles and Risks " on page
10.

Although the fund can invest in
securities of any maturity, it
generally invests in medium and
long-term bonds and maintains a
dollar-weighted average
maturity of 10 years or longer.




SFC-95-1 October 1, 1995
SFC-95-1 October 1, 1995

SUPPLEMENT TO THE
SPARTAN(registered trademark) FLORIDA
MUNICIPAL FUNDS
PROSPECTUS
DATED JANUARY 16, 1995
(REVISED FEBRUARY 21, 1995)
T   he following information
replaces the similar information
found in the Charter section
beginning on page 9.
Maureen Newman is manager of
Spartan Florida Municipal
Income, which she has
managed since October 1995.
She also manages Spartan New
Jersey Municipal High Yield,
Michigan Tax-Free High Yield,
and Spartan Connecticut
Municipal High Yield.
Previously, she managed
Spartan Arizona Municipal
Income and Spartan Aggressive
Municipal, and she was a bond
analyst for the fixed-income
department.  Ms. Newman
Joined Fidelity in 1985.

The following information
replaces the similar information
found in the third paragraph
under the heading "Investment
Principles and Risks " on page
10.

Although the fund can invest in
securities of any maturity, it
generally invests in medium and
long-term bonds and maintains a
dollar-weighted average
maturity of 10 years or longer.




SUPPLEMENT TO THE
SPARTAN(registered trademark) FLORIDA
MUNICIPAL FUNDS
PROSPECTUS
DATED JANUARY 16, 1995
(REVISED FEBRUARY 21, 1995)
T   he following information
replaces the similar information
found in the Charter section
beginning on page 9.
Maureen Newman is manager of
Spartan Florida Municipal
Income, which she has
managed since October 1995.
She also manages Spartan New
Jersey Municipal High Yield,
Michigan Tax-Free High Yield,
and Spartan Connecticut
Municipal High Yield.
Previously, she managed
Spartan Arizona Municipal
Income and Spartan Aggressive
Municipal, and she was a bond
analyst for the fixed-income
department.  Ms. Newman
Joined Fidelity in 1985.

The following information
replaces the similar information
found in the third paragraph
under the heading "Investment
Principles and Risks " on page
10.

Although the fund can invest in
securities of any maturity, it
generally invests in medium and
long-term bonds and maintains a
dollar-weighted average
maturity of 10 years or longer.




SFC-95-1 October 1, 1995
SFC-95-1 October 1, 1995

SUPPLEMENT TO THE
SPARTAN(registered trademark) FLORIDA
MUNICIPAL FUNDS
PROSPECTUS
DATED JANUARY 16, 1995
(REVISED FEBRUARY 21, 1995)
T   he following information
replaces the similar
information found in the
Charter section beginning on
page 9.
Maureen Newman is manager
of Spartan Florida Municipal
Income, which she has
managed since October 1995.
She also manages Spartan
New Jersey Municipal High
Yield, Michigan Tax-Free High
Yield, and Spartan
Connecticut Municipal High
Yield.  Previously, she
managed Spartan Arizona
Municipal Income and Spartan
Aggressive Municipal, and
she was a bond analyst for the
fixed-income department.  Ms.
Newman Joined Fidelity in
1985.

The following information
replaces the similar
information found in the third
paragraph under the heading
"Investment Principles and
Risks " on page 10.

Although the fund can invest in
securities of any maturity, it
generally invests in medium
and long-term bonds and
maintains a dollar-weighted
average maturity of 10 years
or longer.




SUPPLEMENT TO THE
SPARTAN(registered trademark) FLORIDA
MUNICIPAL FUNDS
PROSPECTUS
DATED JANUARY 16, 1995
(REVISED FEBRUARY 21, 1995)
T   he following information
replaces the similar
information found in the
Charter section beginning on
page 9.
Maureen Newman is manager
of Spartan Florida Municipal
Income, which she has
managed since October 1995.
She also manages Spartan
New Jersey Municipal High
Yield, Michigan Tax-Free High
Yield, and Spartan
Connecticut Municipal High
Yield.  Previously, she
managed Spartan Arizona
Municipal Income and Spartan
Aggressive Municipal, and
she was a bond analyst for the
fixed-income department.  Ms.
Newman Joined Fidelity in
1985.

The following information
replaces the similar
information found in the third
paragraph under the heading
"Investment Principles and
Risks " on page 10.

Although the fund can invest in
securities of any maturity, it
generally invests in medium
and long-term bonds and
maintains a dollar-weighted
average maturity of 10 years
or longer.




SFC-95-1 October 1, 1995
SFC-95-1 October 1, 1995